STOCKHOLDERS EQUITY (DEFICIT) (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding at beginning of the year	2,000,000	2,150,000
Granted during the year	2,100,000
Exercised during the year		150,000
Outstanding at end of the year	4,100,000	2,000,000
Stock warrants Exercisable at end of the year	4,100,000	2,000,000
Weighted Average Exercise price outstanding beginning of the year	$ 0.10	$ 0.10
Weighted Average Exercise price Granted during the year	1.23	0
Weighted Average Exercise price exercised during the year	0.00	0.20
Weighted Average Exercise price outstanding ending of the year	0.68	0.10
Weighted Average Exercise price exercisable end of the year	$ 0.68	0.10
Restricted Stock Units RSU [Member]
Granted during the year	9,300,104
Outstanding at end of the year	9,300,104
Weighted Average Exercise price outstanding beginning of the year	$ 0	0
Weighted Average Exercise price Granted during the year	0.57	0
Weighted Average Exercise price exercised during the year	0	0
Weighted Average Exercise price forfeited during the year	0	0
Weighted Average Exercise price outstanding ending of the year	0.57	0
Weighted Average Exercise price exercisable end of the year	$ 0	$ 0